Bonds Payable - Summary of Domestic Unsecured Bonds And Overseas Unsecured Bonds (Detail) - TWD ($) $ in Millions	4 Months Ended	12 Months Ended
	Apr. 20, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Repayment and Interest Payment		Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Domestic Unsecured Bonds Hundred And Twelve One Green Bond [Member] | Tranche A [member] | Taiwan [member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Issuance starting period	2023-03
Issuance ending period	2028-03
Domestic unsecured bonds	$ 12,200.0
Coupon Rate	1.54%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve One Green Bond [Member] | Tranche B [member] | Taiwan [member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Issuance starting period	2023-03
Issuance ending period	2030-03
Domestic unsecured bonds	$ 2,300.0
Coupon Rate	1.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve One Green Bond [Member] | Tranche C [member] | Taiwan [member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Issuance starting period	2023-03
Issuance ending period	2033-03
Domestic unsecured bonds	$ 4,800.0
Coupon Rate	1.78%
Repayment and Interest Payment	Bullet repayment; interest payable annually